Premises and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Depreciation expense	$ 22.2	$ 19.4	$ 19.6
Maximum lease term	6 years
Average lease income (in usd per month)	$ 0.2
Total lease income	2.4	1.6	1.5
Rent expense	$ 15.4	10.9	$ 11.4
Minimum
Property, Plant and Equipment
Operating lease term (in years)	1 year
Maximum
Property, Plant and Equipment
Operating lease term (in years)	50 years
Buildings
Property, Plant and Equipment
Total allocated cost of portion of buildings held for lease	$ 8.2	7.6
Accumulated depreciation	$ 2.6	$ 2.4